Intangible assets - Key assumptions used in the discounted cash flow calculations of CGUs (Details)	Dec. 31, 2025
Other Than Life insurance [Member] | CPI growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.10%
Other Than Life insurance [Member] | CPI growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.70%
Other Than Life insurance [Member] | CPI growth [Member] | 2027 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.80%
Other Than Life insurance [Member] | CPI growth [Member] | 2028 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.10%
Other Than Life insurance [Member] | CPI growth [Member] | 2029 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.90%
Other Than Life insurance [Member] | CPI growth [Member] | 2030 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.90%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	0.80%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.10%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2027 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.60%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2028 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.90%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2029 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.10%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2030 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.10%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	0.80%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.40%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2027 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.70%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2028 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.00%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2029 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.10%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2030 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.10%
Life Insurance Component [Member] | Consumer price index growth rate (Bank of Korea) [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.00%
Life Insurance Component [Member] | Risk-based confidence level (%) [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	99.50%